ACCOUNTS RECEIVABLE, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning of the year	$ 494,459	$ 781,346
Recovery	(222,816)	(246,590)
Provision	0	0
Foreign exchange effect	24,659	(40,297)
Ending of the year	$ 296,302	$ 494,459